Investment in Associated Companies (Schedule of Guarantees Provided) (Details) - Qoros Credit Facility Member [member] - Entering into significant commitments or contingent liabilities [member]
¥ in Thousands, $ in Thousands
		1 Months Ended				2 Months Ended			12 Months Ended
		Apr. 30, 2017 CNY (¥)		Mar. 31, 2017 CNY (¥)		Mar. 10, 2017 CNY (¥)	Mar. 10, 2017 USD ($)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 10, 2017 CNY (¥)
Disclosure of associates [line items]
Credit facility/Amount of Loans | $							$ 114,000
Guarantee amount | $							$ 44,000
Pledge of Qoros Shares in relation to Investment							10.30%			10.30%
China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Credit facility/Amount of Loans									¥ 777,000	¥ 777,000
Guarantee amount										288,500
Release of Kenon Guarantees to Chery								¥ 850,000	850,000 [1]
Remaining Guarantee Obligations Post-Investment
Pledge of Qoros Shares in relation to Investment	[2]								10.30%
First Tranche [Member]
Disclosure of associates [line items]
Credit facility/Amount of Loans | $							$ 57,000
Release of Kenon Guarantees to Chery | $							63,000
First Tranche [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Credit facility/Amount of Loans				¥ 388,500
Guarantee amount	[3]			850,000
Release of Kenon Guarantees to Chery				425,000	[1]			¥ 425,000
Remaining Guarantee Obligations Post-Investment				¥ 425,000
Pledge of Qoros Shares in relation to Investment				5.17%
Second Tranche [Member]
Disclosure of associates [line items]
Credit facility/Amount of Loans | $							15,000
Guarantee amount | $							$ 425,000
Second Tranche [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Credit facility/Amount of Loans		¥ 100,000								¥ 100,000
Guarantee amount		425,000
Release of Kenon Guarantees to Chery		105,000	[1]			¥ 425,000
Remaining Guarantee Obligations Post-Investment		¥ 320,000
Pledge of Qoros Shares in relation to Investment		5.17%
Third Tranche [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Credit facility/Amount of Loans									¥ 288,500
Guarantee amount									320,000
Release of Kenon Guarantees to Chery	[1]								320,000
Remaining Guarantee Obligations Post-Investment
Pledge of Qoros Shares in relation to Investment									5.17%

[1]	Plus interest and fees.
[2]	Excludes up to 5% of Qoros shares which Chery may borrow from Quantum to meet its pledge obligations under the Qoros RMB1.2 billion loan facility, as discussed above.
[3]	Kenon's major shareholder Ansonia Holdings Singapore B.V. has committed to fund RMB25 million (approximately $4 million) of Kenon's back-to-back guarantee obligations in certain circumstances.